Note 15 - Bank Facilities and Short-Term Loans	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
15.	BANK FACILITIES AND SHORT-TERM LOANS

In February 2012, the Group renewed the facility which was matured in February 2013. The facility had a term loan facility amount up to $7,095,584 and a revolving loan facility amount up to $5,676,467. The facilities are guaranteed by a standby letter of credit, which is secured by the Company's restricted cash of $14,398,218 as of December 31, 2012. As December 31, 2012, $7,095,584 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which is 2.4%, plus Hong Kong Interbank Offered Rate ranging from 0.11% to 0.33%.

In June 2012, the Group renewed the facility which will be matured in June 2013.  The facility had a term loan facility amount up to $6,450,531 and a revolving loan facility amount up to $6,321,520. The facilities are guaranteed by a standby letter of credit, which is secured by the Company's restricted cash of $14,465,198 as of December 31, 2012. As December 31, 2012, $6,450,531 of loans was outstanding under such loan facilities. The outstanding term loans and revolving loans have the interest margin, which is 2.4%, plus Hong Kong Interbank Offered Rate ranging from 0.11% to 0.33%.

During 2013, the Group did not renew the bank facilities which were matured in February 2013 and June 2013, respectively, and repaid all the short-term loan of $13,546,115. As December 31, 2013, there was no outstanding loan under such loan facilities.